Receivables	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Receivables	10. Receivables

	June 30, 2022	December 31, 2021

	€	€
Trade Receivables	7,920	8,451
VAT receivables	324,008	691,628

	331,928	700,079